Annual Total Returns - Fidelity Flex® U.S. Bond Index Fund [BarChart] - 08.31 Fidelity Flex U.S. Bond Index Fund PRO-06 - Fidelity Flex® U.S. Bond Index Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Fidelity Flex U.S. Bond Index Fund-Default
Bar Chart Table:
Annual Return 2018	0.11%
Annual Return 2019	8.56%
Annual Return 2020	7.72%